Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Dividend Opportunity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,975,000	37,347,250
Verizon Communications, Inc.	775,000	30,077,750
Total		67,425,000
Media 1.5%
Comcast Corp., Class A	1,000,000	37,170,000
Total Communication Services		104,595,000
Consumer Discretionary 5.5%
Automobiles 0.5%
Ford Motor Co.	950,000	11,466,500
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	132,500	18,946,175
McDonald’s Corp.	47,500	12,535,725
Total		31,481,900
Multiline Retail 1.0%
Macy’s, Inc.	300,000	6,138,000
Target Corp.	110,000	18,535,000
Total		24,673,000
Specialty Retail 2.1%
Home Depot, Inc. (The)	175,000	51,894,500
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.	350,000	15,228,500
Total Consumer Discretionary		134,744,400
Consumer Staples 12.6%
Beverages 5.3%
Coca-Cola Co. (The)	1,075,000	63,973,250
PepsiCo, Inc.	375,000	65,073,750
Total		129,047,000
Food Products 2.0%
Bunge Ltd.	130,000	12,415,000
JM Smucker Co. (The)	85,000	12,570,650
Kraft Heinz Co. (The)	625,000	24,337,500
Total		49,323,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.8%
Procter & Gamble Co. (The)	500,000	68,780,000
Tobacco 2.5%
Altria Group, Inc.	550,000	25,536,500
Philip Morris International, Inc.	375,000	36,487,500
Total		62,024,000
Total Consumer Staples		309,174,150
Energy 10.8%
Oil, Gas & Consumable Fuels 10.8%
Chesapeake Energy Corp.	125,000	10,101,250
Chevron Corp.	340,000	54,661,800
ConocoPhillips Co.	225,000	23,253,750
EOG Resources, Inc.	210,000	23,734,200
Exxon Mobil Corp.	1,025,000	112,657,750
Valero Energy Corp.	182,500	24,040,725
Williams Companies, Inc. (The)	575,000	17,307,500
Total		265,756,975
Total Energy		265,756,975
Financials 20.5%
Banks 11.7%
Bank of America Corp.	2,100,000	72,030,000
Citizens Financial Group, Inc.	450,000	18,792,000
JPMorgan Chase & Co.	550,000	78,842,500
M&T Bank Corp.	150,000	23,293,500
PNC Financial Services Group, Inc. (The)	235,000	37,111,200
Wells Fargo & Co.	1,225,000	57,293,250
Total		287,362,450
Capital Markets 6.2%
Ares Capital Corp.	675,000	13,068,000
BlackRock, Inc.	37,500	25,853,625
Blackstone, Inc.	275,000	24,970,000
Carlyle Group, Inc. (The)	375,000	12,900,000
Morgan Stanley	525,000	50,662,500
State Street Corp.	275,000	24,387,000
Total		151,841,125
2	Columbia Dividend Opportunity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.1%
MetLife, Inc.	550,000	39,451,500
Prudential Financial, Inc.	125,000	12,500,000
Total		51,951,500
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	675,000	12,933,000
Total Financials		504,088,075
Health Care 12.7%
Biotechnology 3.2%
AbbVie, Inc.	435,000	66,946,500
Amgen, Inc.	52,500	12,162,150
Total		79,108,650
Health Care Equipment & Supplies 1.0%
Medtronic PLC	300,000	24,840,000
Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	525,000	36,204,000
Johnson & Johnson	440,000	67,434,400
Merck & Co., Inc.	635,000	67,462,400
Pfizer, Inc.	875,000	35,498,750
Total		206,599,550
Total Health Care		310,548,200
Industrials 7.5%
Aerospace & Defense 1.7%
Huntington Ingalls Industries, Inc.	55,000	11,836,000
Raytheon Technologies Corp.	315,000	30,898,350
Total		42,734,350
Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	275,000	50,184,750
Electrical Equipment 0.8%
Emerson Electric Co.	225,000	18,609,750
Machinery 2.4%
AGCO Corp.	100,000	14,081,000
Caterpillar, Inc.	100,000	23,955,000
Stanley Black & Decker, Inc.	240,000	20,546,400
Total		58,582,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%
Union Pacific Corp.	65,000	13,473,200
Total Industrials		183,584,450
Information Technology 9.1%
Communications Equipment 2.3%
Cisco Systems, Inc.	900,000	43,578,000
Juniper Networks, Inc.	410,000	12,619,800
Total		56,197,800
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	375,000	12,731,250
IT Services 1.5%
International Business Machines Corp.	285,000	36,850,500
Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc.	107,500	63,886,175
QUALCOMM, Inc.	110,000	13,588,300
Texas Instruments, Inc.	150,000	25,717,500
Total		103,191,975
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.	450,000	13,284,000
Total Information Technology		222,255,525
Materials 2.0%
Chemicals 1.5%
Dow, Inc.	425,000	24,310,000
Nutrien Ltd.	175,000	13,611,500
Total		37,921,500
Metals & Mining 0.5%
Newmont Corp.	275,000	11,992,750
Total Materials		49,914,250
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
AvalonBay Communities, Inc.	77,500	13,370,300
Crown Castle, Inc.	185,000	24,188,750
Invitation Homes, Inc.	425,000	13,285,500
Kimco Realty Corp.	850,000	17,518,500
Life Storage, Inc.	105,000	12,654,600
Prologis, Inc.	210,000	25,914,000

Columbia Dividend Opportunity Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	165,000	20,144,850
VICI Properties, Inc.	575,000	19,279,750
Total		146,356,250
Total Real Estate		146,356,250
Utilities 4.8%
Electric Utilities 4.0%
American Electric Power Co., Inc.	285,000	25,071,450
Duke Energy Corp.	260,000	24,507,600
Entergy Corp.	240,000	24,688,800
FirstEnergy Corp.	625,000	24,712,500
Total		98,980,350
Multi-Utilities 0.8%
DTE Energy Co.	165,000	18,102,150
Total Utilities		117,082,500
Total Common Stocks (Cost $1,928,318,698)		2,348,099,775

Convertible Preferred Stocks 3.6%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	100,000	12,716,223
Total Consumer Discretionary			12,716,223
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.	5.500%	175,000	19,831,368
Total Health Care			19,831,368
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Professional Services 0.5%
Clarivate PLC	5.250%	285,000	12,564,056
Total Industrials			12,564,056
Utilities 1.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.219%	225,000	10,406,250
NextEra Energy, Inc.	6.926%	175,000	8,106,000
Total			18,512,250
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	240,000	24,979,200
Total Utilities			43,491,450
Total Convertible Preferred Stocks (Cost $87,981,115)			88,603,097

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(a),(b)	18,433	18,426
Total Money Market Funds (Cost $18,420)		18,426
Total Investments in Securities (Cost: $2,016,318,233)		2,436,721,298
Other Assets & Liabilities, Net		14,618,362
Net Assets		2,451,339,660

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	3,121,726	422,260,425	(425,363,731)	6	18,426	2,246	462,165	18,433
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Third Quarter Report 2023

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3QT140_05_N01_(04/23)